INTEREST EXPENSE, NET	12 Months Ended
Dec. 31, 2021
INTEREST EXPENSE, NET
INTEREST EXPENSE, NET

NOTE 24 — INTEREST EXPENSE, NET

For the years ended December 31, 2021 and 2020, the Company earned interest income and incurred interest expense as follows:

	For the Years Ended December 31,
	2021	2020
Interest (expense) income
Bank and other cash	$(74,081)	$55,649
Total interest (expense) income	(74,081)	55,649
Interest expense/finance costs
Lease liabilities	131,291	131,291
Other interest paid – loans	103,357	455,394
Amortization of debt discount	140,837	322,947
Total interest expense/ finance costs	375,485	909,632
Total interest (expense), net	$(449,566)	$(853,983)